Debt (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Schedule of debt

Outstanding debt as of September 30, 2024 and December 31, 2023 consists of the following (in thousands):

	September 30, 2024	December 31, 2023
	(Successor)	(Predecessor)
Convertible Securities Notes	$13,750	$—
October 2022 Convertible Notes measured at fair value	—	12,561
April 2023 Convertible Notes measured at fair value	—	14,757
November 2023 Convertible Notes measured at fair value	—	9,112
SVB term loan	—	1,838
Total outstanding debt	$13,750	$38,268

Adagio Medical Inc
Schedule of debt

Outstanding debt as of June 30, 2024 and December 31, 2023 consists of the following (in thousands):

	June 30, 2024	December 31, 2023
	(As Restated)	(As Restated)
	(Unaudited)
October 2022 Convertible Notes measured at fair value	$12,811	$12,561
April 2023 Convertible Notes measured at fair value	14,871	14,757
November 2023 Convertible Notes measured at fair value	7,998	9,112
February 2024 Convertible Notes measured at fair value	6,783	—
May 2024 Convertible Notes measured at fair value	3,000	—
June 2024 Convertible Notes measured at fair value	2,501	—
SVB term loan	990	1,838
Total outstanding debt	$48,954	$38,268

	December 31, 2023	December 31, 2022
	(As Restated)
October 2022 Convertible Notes measured at fair value	$12,561	$9,500
April 2023 Convertible Notes measured at fair value	14,757	—
November 2023 Convertible Notes measured at fair value	9,112	—
SVB term loan	1,838	—
Total Outstanding Debt	$38,268	$9,500